Inventories	12 Months Ended
Dec. 31, 2018
Inventories [abstract]
Inventories
17	Inventories

Inventories comprised:

	As at 31 December
	2018	2017

Fuel (coal and oil) for power generation	8,150,398	5,684,824
Material and supplies	1,824,000	1,869,462

	9,974,398	7,554,286
Less: provision for inventory obsolescence	430,707	168,875

Total	9,543,691	7,385,411

Movements of provision for inventory obsolescence during the years are analyzed as follows:

	2018	2017

Beginning of the year	(168,875)	(167,282)
Provision*	(255,181)	(1,520)
Reversal	1,365	1,782
Disposal of subsidiaries	-	162
Currency translation differences	(8,016)	(2,017)

End of the year	(430,707)	(168,875)

*	In 2018, approximately RMB255 million provision was provided for the fuel oil, which was recognised based on the net realisable value.